Selected cash flow information (Tables)	12 Months Ended
Mar. 29, 2020
Cash Flow Statement [Abstract]
Schedule of Changes in Non-Cash Operating Items
Changes in non-cash operating items

	March 29, 2020	March 31, 2019	March 31, 2018
	$	$	$
Trade receivables	(10.6)	3.4	(3.1)
Inventories	(141.8)	(87.3)	(39.5)
Other current assets	6.1	(10.3)	(5.6)
Accounts payable and accrued liabilities	(1.3)	(14.7)	41.5
Provisions	14.5	5.6	1.6
Deferred rent	—	3.3	2.3
Other	2.5	(0.7)	0.5
Change in non-cash operating items	(130.6)	(100.7)	(2.3)

Schedule of Changes in Liabilities and Equity and Deferred Financing Charges on the Revolving Credit Facility
Changes in liabilities and equity arising from financing activities

	Short-term borrowings and revolving facility	Term loan	Net derivative asset on terminated contracts	Lease liabilities	Share capital
	$	$			$
March 31, 2019 (1)	(1.2)	145.2	(5.5)	—	112.6
Cash flows:
Transaction costs on financing activities	(0.9)	(1.4)	—	—	—
Subordinate voting shares purchased for cancellation	—	—	—	—	(38.7)
Principal paid on lease liabilities	—	—	—	(24.7)	—
Settlement of term loan derivative contracts	—	—	4.6	—	—
Exercise of stock options	—	—	—	—	2.4
Non-cash items:
Amortization of debt costs
Discount	—	0.1	—	—	—
Interest rate modification	—	0.1	—	—	—
Deferred transaction costs	0.4	0.3	—	—	—
Acceleration of unamortized costs on term loan extinguishment	—	7.0	—	—	—
Unrealized foreign exchange (gain) loss	—	6.8	0.9	4.8	—
IFRS 16 initial application (notes 4 and 9)	—	—	—	150.8	—
Additions and amendments to lease liabilities (note 9)	—	—	—	97.0	—
Share purchase charge to retained earnings	—	—	—	—	37.1
Contributed surplus on exercise of stock options	—	—	—	—	1.3
March 29, 2020 (1)	(1.7)	158.1	—	227.9	114.7
(1) Deferred financing charges on the revolving facility are included in other long-term liabilities.

	Revolving facility	Term loan	Share capital
	$	$	$
March 31, 2018 (1)	(1.7)	137.1	106.1
Cash flows:
Exercise of stock options	—	—	3.1
Non-cash items:
Issuance of shares in business combination (note 5)	—	—	1.5
Amortization of debt costs
Discount	—	0.9	—
Embedded derivative	—	0.2	—
Interest rate modification	—	1.2	—
Deferred transaction costs	0.5	0.3	—
Unrealized foreign exchange loss	—	5.5	—
Contributed surplus on exercise of stock options	—	—	1.9
March 31, 2019 (1)	(1.2)	145.2	112.6
(1) Deferred financing charges on the revolving facility are included in other long-term liabilities.